CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss (income)	$ 515,014	$ (13,877,363)	$ (47,366,729)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,803,031	3,772,121	3,769,273
Provision for allowance of doubtful accounts	108,146	240,658	359,252
Impairment loss of investment	0	248,140	0
Share-based compensation expense	1,820,628	3,716,319	5,337,041
Amortization of issuance cost and debt discounts related to convertible notes	1,337,672	5,647,358
Change in fair value of derivatives	(553,707)	(1,108,648)
Gain on disposal of property and equipment	(199,442)	(33,817)	(18,702)
Noncash lease expense	1,193,216	1,580,933
Share of loss in equity method investment	62,217	65,084
Changes in assets and liabilities:
Accounts receivable	15,841,979	6,993,094	524,312
Prepaid expenses and other current assets	5,804,641	1,397,809	(4,085,968)
Other non-current assets	636,892	177,780	(652,747)
Accounts payable	(17,484,903)	(48,466,953)	33,692,043
Accrued salary and benefits	(9,525)	(4,807,311)	2,802,408
Accrued expenses and other current liabilities	(6,629,926)	(2,178,255)	3,622,072
Operating lease liabilities	(885,014)	(1,839,838)
Deferred revenue	(1,945,855)	(2,429,459)	1,320,706
Other non-current liabilities	(113,866)	(141,341)	(154,719)
Net cash used in operating activities	1,301,198	(51,043,689)	(851,758)
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(1,294)	(1,464,575)	(2,919,854)
Proceeds from disposal of property and equipment	569,447	133	59,321
Purchases of short-term investments			(13,000,000)
Proceeds from maturity/sale of short-term investments			13,522,756
Purchases of long-term investments	(57,433)	(314,091)	(306,518)
Proceeds from maturity/sale of long-term investments	11,139
Net cash used in investing activities	521,859	(1,778,533)	(2,644,295)
Cash flows from financing activities:
Proceeds from short-term borrowings	6,255,905	83,146,674	32,517,816
Repayment of short-term borrowings	(14,126,509)	(85,229,391)	(31,018,904)
Proceeds from issuance of ordinary shares upon exercise of options	542	81,339	304,259
Proceeds from issuance of convertible notes, net of debt discounts and issuance cost of US$2.8 million		27,175,000
Repayment of convertible notes	(3,745,955)	(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering		1,390,000
Cash paid to settle vested share options and restricted shares			(823,226)
Cash paid for issuance costs		(159,624)
Payment of share repurchase		(1,322,195)	(9,480,179)
Net cash (used in) provided by financing activities	(11,616,017)	20,899,885	(8,500,234)
Net decrease in cash, cash equivalents, and restricted cash	(9,792,960)	(31,922,337)	(11,996,287)
Cash, cash equivalents, and restricted cash at beginning of year	18,431,209	49,622,714	59,966,031
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,146,882	730,832	1,652,970
Cash, cash equivalents, and restricted cash at end of year	9,785,131	18,431,209	49,622,714
Supplemental disclosure of cash flow information:
Income taxes paid	3,159	51,970	7,087
Interest paid	504,134	721,276	588,533
Cash paid for amounts included in the measurement of operating lease liabilities	927,257	1,666,271
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	759,530	199,474
Supplemental disclosure of noncash investing and financing activities:
Purchases of property and equipment included in payables		54,814	$ 231,823
Conversion of convertible notes into ordinary shares	$ 5,012,952	17,473,045
Deemed dividend from issuance of convertible notes		1,368,866
Commitment fees on convertible notes through issuance of treasury shares		$ 329,150